Property, Plant and Equipment (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2018
Disclosure of property, plant and equipment [Abstract]
Impairment loss		$ 16,465
Remaining useful life		1 year 6 months
Impairment reversal	$ 890	$ 970
Assets held for sale	$ 1,860
weighted average daily revenue per terahash (in Dollars per share)	$ 0.22
Discount rate	18.30%
Accounts payable and accrued liabilities (in Dollars per share)	$ 0.04
Net book value	$ 5,422
Carrying value of suffered fire damage	780
Reimbursement from insurer	$ 685
Mineral assets description	The appraiser’s valuation report was based on the comparison method and the analysis of similar assets. Following certain adjustments resulting from changes in the price of iron ore, among other variables, Suni’s value at April 12, 2018 was estimated at $9,000. The independent appraiser was engaged also to determine Suni’s fair value as at December 31, 2021 and 2020. Using the same valuation techniques, the appraiser determined that the value of Suni was $7,700 on December 31, 2021, or $7,200 reflecting estimated costs to sell, compared to $9,000 on December 31, 2020 which resulted in impairment of $1,800 to Suni’s value. The fair value measurement is categorized as level 2 in the fair value hierarchy.